Segment Disclosure - Summary of Revenue Information Relating to Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 492,919	$ 589,174	$ 589,370
United States [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	255,544	266,610	329,427
Canada [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	37,852	62,979	43,636
Europe, Middle East and Africa [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	152,569	167,099	166,232
Rest of World [Member]
Schedule Of Geographical Segments [Line Items]
Sales Revenue	$ 46,954	$ 92,486	$ 50,075